CONVERTIBLE DEBT OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2023
Convertible Debt Obligations
SCHEDULE OF CONVERTIBLE DEBT OBLIGATIONS

As of December 31, 2023 and 2022, the Group’s convertible obligations consisted of the following:

	As of December 31,
	2023	2022
Convertible debt obligations, beginning balance	$7,975,851	$1,274,010
Addition	-	9,599,390
Converted to equity	(5,971,029)	(459,370)
Converted to short term debt	-	(539,245)
Repayment	(2,004,822)	(509,311)
Deferred debt discount and Cost of Fund Raise	-	(1,389,623)
Convertible debt obligations, ending balance	$-	$7,975,851
Convertible debt obligations, current portion	$-	$5,752,328
Convertible debt obligations, non-current portion	$-	$2,223,523